Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data	Total	Common stock	Non-voting common stock	Additional Paid-In Capital	Treasury Stock	Accumulated Deficit	Accumulated Other Comprehensive Income	Foreign Currency Translation Adjustments	Unrealized Gain/(Loss) on Marketable Securities
Beginning Balance, value at Mar. 31, 2008	$ 305,314	$ 1,030	$ 4	$ 869,695	$ (107,322)	$ (456,567)		$ (142)	$ (1,384)
Beginning Balance, shares at Mar. 31, 2008		102,977,348,000	382,632,000		(7,878,182,000)
Issuance of common stock under employee stock plans, shares		1,067,315,000
Issuance of common stock under employee stock plans, value	7,059	10		7,049
Receipt of Alkermes' stock for the purchase of stock options or to satisfy minimum tax withholding obligations related to stock based awards, shares					(61,067,000)
Receipt of Alkermes' stock for the purchase of stock options or to satisfy minimum tax withholding obligations related to stock based awards, value				707	(707)
Repurchase of common stock for treasury, at cost, shares					(1,569,202,000)
Repurchase of common stock for treasury, at cost, value	(17,996)				(17,996)
Share-based compensation	14,884			14,884
Excess tax benefit from share-based compensation	80			80
Unrealized gain/(loss) on marketable securities, net of tax $1,831 for 2010 and $225 for 2011	(4,958)								(4,958)
NET INCOME (LOSS)	130,505					130,505
Ending Balance, value at Mar. 31, 2009	434,888	1,040	4	892,415	(126,025)	(326,062)		(142)	(6,342)
Ending Balance, shares at Mar. 31, 2009		104,044,663,000	382,632,000		(9,508,451,000)
Issuance of common stock under employee stock plans, shares		770,665,000
Issuance of common stock under employee stock plans, value	2,593	7		2,586
Receipt of Alkermes' stock for the purchase of stock options or to satisfy minimum tax withholding obligations related to stock based awards, shares					(108,410,000)
Receipt of Alkermes' stock for the purchase of stock options or to satisfy minimum tax withholding obligations related to stock based awards, value				972	(972)
Repurchase of common stock for treasury, at cost, shares					(328,404,000)
Repurchase of common stock for treasury, at cost, value	(2,684)				(2,684)
Share-based compensation	14,107			14,107
Excess tax benefit from share-based compensation	246			246
Unrealized gain/(loss) on marketable securities, net of tax $1,831 for 2010 and $225 for 2011	3,092								3,092
NET INCOME (LOSS)	(39,626)					(39,626)
Ending Balance, value at Mar. 31, 2010	412,616	1,047	4	910,326	(129,681)	(365,688)	(3,392)	(142)	(3,250)
Ending Balance, shares at Mar. 31, 2010		104,815,328,000	382,632,000		(9,945,265)
Issuance of common stock under employee stock plans, value	598			594
Receipt of Alkermes' stock for the purchase of stock options or to satisfy minimum tax withholding obligations related to stock based awards, shares					(121,550)
Receipt of Alkermes' stock for the purchase of stock options or to satisfy minimum tax withholding obligations related to stock based awards, value				1,384	(1,384)
Share-based compensation	15,131			15,131
Unrealized gain/(loss) on marketable securities, net of tax $1,831 for 2010 and $225 for 2011	431						431
NET INCOME (LOSS)	(32,458)					(32,458)
Ending Balance, value at Dec. 31, 2010	396,318			927,435	(131,065)	(398,146)	(2,961)
Ending Balance, shares at Dec. 31, 2010					(10,066,815)
Beginning Balance, value at Mar. 31, 2010	412,616	1,047	4	910,326	(129,681)	(365,688)		(142)	(3,250)
Beginning Balance, shares at Mar. 31, 2010		104,815,328,000	382,632,000		(9,945,265)
Issuance of common stock under employee stock plans, shares		956,179,000
Issuance of common stock under employee stock plans, value	4,744	8		4,736
Receipt of Alkermes' stock for the purchase of stock options or to satisfy minimum tax withholding obligations related to stock based awards, shares					(123,943,000)
Receipt of Alkermes' stock for the purchase of stock options or to satisfy minimum tax withholding obligations related to stock based awards, value				1,414	(1,414)
Share-based compensation	19,819			19,819
Unrealized gain/(loss) on marketable securities, net of tax $1,831 for 2010 and $225 for 2011	379								379
NET INCOME (LOSS)	(45,540)					(45,540)
Ending Balance, value at Mar. 31, 2011	392,018	1,055	4	936,295	(131,095)	(411,228)	(3,013)	(142)	(2,871)
Ending Balance, shares at Mar. 31, 2011		105,771,507,000	382,632,000		(10,069,208)
Issuance of common stock under employee stock plans, value	13,051			13,031
Receipt of Alkermes' stock for the purchase of stock options or to satisfy minimum tax withholding obligations related to stock based awards, shares					(197,856)
Receipt of Alkermes' stock for the purchase of stock options or to satisfy minimum tax withholding obligations related to stock based awards, value				3,522	(3,522)
Share-based compensation	21,812			21,812
Excess tax benefit from share-based compensation	3,127			3,127
Unrealized gain/(loss) on marketable securities, net of tax $1,831 for 2010 and $225 for 2011	368						368
NET INCOME (LOSS)	(50,321)					(50,321)
Ending Balance, value at Dec. 31, 2011	$ 904,853			$ 1,368,444	$ (417)	$ (461,549)	$ (2,921)
Ending Balance, shares at Dec. 31, 2011					(27,033)